Acquisitions (Details)								3 Months Ended			12 Months Ended
	Oct. 01, 2019 USD ($)	Jul. 05, 2019 USD ($)	Jan. 02, 2019 USD ($) installment	Dec. 31, 2018 USD ($)	Jul. 31, 2018 USD ($)	May 17, 2018 USD ($)	May 16, 2018 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 01, 2019 USD ($)	Dec. 31, 2017 USD ($)
Business Acquisition
Liability incurred										$ 2,000,000
Change in contingent consideration liability cost recorded								$ 2,000,000			$ 150,000
Contingent consideration obligation				$ 15,250,000				12,725,000	$ 14,725,000	4,750,000	14,725,000	$ 15,250,000
Interest Expense, Debt											27,849,699	7,418,959
Estimated fair values of net assets acquired
Cash										117,000
Accounts receivables										3,691,030
Inventory										2,468,427
Prepaid and other current assets										11,835
Equipment and other fixed assets										1,658,714
Goodwill				202,436,212				$ 340,806,853	266,790,518	19,381,515	266,790,518	202,436,212		$ 38,628,391
Accounts payable and accrued expenses										(2,266,026)
Net assets acquired										25,062,495
Other current liabilities
Business Acquisition
Contingent consideration obligation									1,000,000		1,000,000
Significant acquisitions in 2019
Business Acquisition
Total consideration										25,062,495
Liability incurred										2,000,000
Cash payment										$ 21,562,495
Estimated fair values of net assets acquired
Cash									91,894		91,894
Accounts receivables									5,405,060		5,405,060
Inventory									4,261,041		4,261,041
Prepaid and other current assets									122,047		122,047
Equipment and other fixed assets									10,968,731		10,968,731
Goodwill									65,269,470		65,269,470
Accounts payable and accrued expenses									(4,916,493)		(4,916,493)
Contract liabilities									(1,708,995)		(1,708,995)
Net assets acquired									79,492,755		79,492,755
Gould's
Business Acquisition
Interest acquired, as a percent			100.00%
Total consideration			$ 24,264,344
Cash payment			$ 20,764,344
Number of installments | installment			6
Debt Interest rate			5.00%
Potential contingent payment			$ 1,500,000
Contingent consideration obligation									1,500,000		1,500,000
Estimated fair values of net assets acquired
Accounts receivables			3,968,011
Inventory			2,452,777
Prepaid and other current assets			11,835
Equipment and other fixed assets			3,352,330
Goodwill			17,947,636
Accounts payable and accrued expenses			(2,959,245)
Contract liabilities			(509,000)
Net assets acquired			24,264,344
Gould's | Promissory Notes [Member]
Business Acquisition
Liability incurred			$ 2,000,000
SleepMed
Business Acquisition
Total consideration		$ 15,405,000
Cash payment		11,405,000
Potential contingent payment		4,000,000
Change in contingent consideration liability cost recorded											2,000,000
Estimated fair values of net assets acquired
Inventory		266,759
Equipment and other fixed assets		1,401,491
Goodwill		14,064,750
Contract liabilities		(328,000)
Net assets acquired		$ 15,405,000
SleepMed | Other long-term liabilities
Business Acquisition
Contingent consideration obligation									2,000,000		2,000,000
Choice
Business Acquisition
Interest acquired, as a percent	100.00%
Total consideration	$ 18,683,832
Cash payment	12,483,832
Potential contingent payment													$ 6,200,000
Contingent consideration obligation									6,200,000		6,200,000
Estimated fair values of net assets acquired
Accounts receivables													758,558
Inventory													33,880
Prepaid and other current assets													110,212
Equipment and other fixed assets													107,120
Goodwill													18,908,961
Accounts payable and accrued expenses													(1,212,899)
Contract liabilities													(22,000)
Net assets acquired													$ 18,683,832
Choice | Maximum
Business Acquisition
Potential contingent payment	$ 12,500,000
Other
Business Acquisition
Total consideration											21,139,579	8,099,000
Liability incurred											1,572,500
Cash payment											18,642,079
Potential contingent payment									925,000		925,000
Change in contingent consideration liability cost recorded									(525,000)
Estimated fair values of net assets acquired
Cash				57,000					91,894		91,894	57,000
Accounts receivables				445,000					678,491		678,491	445,000
Inventory				674,678					1,507,625		1,507,625	674,678
Equipment and other fixed assets				3,229,983					6,107,790		6,107,790	3,229,983
Goodwill				10,037,339					14,348,123		14,348,123	10,037,339
Accounts payable and accrued expenses				(995,000)					(744,349)		(744,349)	(995,000)
Contract liabilities									(849,995)		(849,995)
Net assets acquired				13,449,000					21,139,579		21,139,579	13,449,000
Other | Other current liabilities
Business Acquisition
Contingent consideration obligation									200,000		200,000
Other | Other long-term liabilities
Business Acquisition
Contingent consideration obligation									200,000		200,000
Significant acquisitions in 2018
Estimated fair values of net assets acquired
Cash				2,014,273								2,014,273
Accounts receivables				22,568,020								22,568,020
Inventory				5,017,917								5,017,917
Prepaid and other current assets				1,497,122								1,497,122
Equipment and other fixed assets				31,647,606								31,647,606
Deferred tax asset				6,525,269								6,525,269
Other assets				2,803,319								2,803,319
Goodwill				164,757,821								164,757,821
Accounts payable and accrued expenses				(36,623,868)								(36,623,868)
Contract liabilities				(2,325,674)								(2,325,674)
Capital lease obligations				(11,262,961)								(11,262,961)
Deferred tax liability				(321,974)								(321,974)
Other long-term liabilities				(1,998,324)								(1,998,324)
Net assets acquired				$ 184,298,546								184,298,546
PPS
Business Acquisition
Total consideration						$ 7,000,000
Management fee income							$ 576,458
Management fee forgiven						1,715,430
Members' interest issued value						48,484,848
Estimated fair values of net assets acquired
Cash						407,456
Accounts receivables						12,126,481
Inventory						1,344,535
Prepaid and other current assets						995,048
Equipment and other fixed assets						20,357,062
Other assets						1,927,355
Goodwill						49,660,338
Accounts payable and accrued expenses						(20,484,673)
Contract liabilities						(1,677,813)
Capital lease obligations						(6,395,438)
Deferred tax liability						(321,974)
Other long-term liabilities						(738,099)
Net assets acquired						$ 57,200,278
Verus Healthcare, Inc
Business Acquisition
Interest acquired, as a percent						100.00%
Total consideration						$ 100,399,268
Cash payment						58,399,284
Contingent consideration obligation						12,000,000
Members' interest issued value						13,154,047
Interest Expense, Debt												$ 293,400
Estimated fair values of net assets acquired
Cash						1,449,817
Accounts receivables						7,795,765
Inventory						2,923,211
Prepaid and other current assets						466,114
Equipment and other fixed assets						5,895,113
Deferred tax asset						6,525,269
Other assets						838,008
Goodwill						91,829,157
Accounts payable and accrued expenses						(11,963,664)
Contract liabilities						(306,194)
Capital lease obligations						(3,793,103)
Other long-term liabilities						(1,260,225)
Net assets acquired						100,399,268
Verus Healthcare, Inc | Convertible notes
Business Acquisition
Liability incurred						$ 16,845,937
Home Medical Express, Inc
Business Acquisition
Interest acquired, as a percent					100.00%
Total consideration					$ 13,250,000
Cash payment					9,000,000
Potential contingent payment					3,250,000
Contingent consideration obligation					3,250,000
Escrow payment					1,000,000
Estimated contingent consideration per year					1,625,000
Actual payout earned					1,000,000
Estimated fair values of net assets acquired
Cash					100,000
Accounts receivables					2,200,774
Inventory					75,493
Prepaid and other current assets					35,960
Equipment and other fixed assets					2,165,448
Other assets					37,956
Goodwill					13,230,987
Accounts payable and accrued expenses					(3,180,531)
Contract liabilities					(341,667)
Capital lease obligations					(1,074,420)
Net assets acquired					$ 13,250,000
Home Medical Express, Inc | Other current liabilities
Business Acquisition
Contingent consideration obligation									625,000		625,000
Durable medical equipment company
Business Acquisition
Interest acquired, as a percent				100.00%								100.00%
Total consideration				$ 5,350,000
Liability incurred				500,000							500,000	$ 500,000
Cash payment				4,850,000
Contingent consideration obligation									3,000,000		3,000,000
Payment term												3 years
Durable medical equipment company | Other current liabilities
Business Acquisition
Contingent consideration obligation									1,000,000		1,000,000
Durable medical equipment company | Other long-term liabilities
Business Acquisition
Contingent consideration obligation									$ 2,000,000		$ 2,000,000
Durable medical equipment company | Maximum
Business Acquisition
Potential contingent payment				$ 5,000,000								$ 5,000,000